UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05206

Exact name of registrant as specified in charter:	Jennison Natural Resources Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	5/31/2007

Date of reporting period:	2/28/2007

Item 1.	Schedule of Investments

Jennison Natural Resources Fund, Inc.

Schedule of Investments

as of February 28, 2007 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.2%
COMMON STOCKS 96.9%
Aluminum 1.6%
647,000	Century Aluminum Co.(a)(b)	$29,457,910

Coal & Consumable Fuels 5.0%
537,200	Alpha Natural Resources, Inc.(a)	7,751,796
806,800	Cameco Corp. (Canada)	29,834,217
860,400	CONSOL Energy, Inc.	30,690,468
1,635,920	SXR Uranium One, Inc. (Canada)(a)(b)	23,693,985

		91,970,466

Construction & Engineering 0.3%
212,600	KBR, Inc.(a)(b)	4,832,398

Diversified Metals & Mining 11.4%
1,236,900	African Rainbow Minerals Ltd. (South Africa)(a)	16,594,647
632,900	First Quantum Minerals Ltd. (Canada)	36,769,455
268,800	First Uranium Corp. (South Africa)(a)	2,337,291
600,000	First Uranium Corp., 144A (South Africa)(a)(h)	5,217,168
452,400	FNX Mining Co., Inc. (Canada)(a)	7,755,318
14,200	FNX Mining Co., Inc., 144A (Canada)(a)(h)	243,425
674,200	Freeport-McMoRan Copper & Gold, Inc. (Class B)(b)	38,705,822
110,000	MMX Mineracao E Metalicos SA (Brazil)(a)	35,274,699
1,174,000	Northern Dynasty Minerals Ltd.(a)(b)	11,833,920
1,360,700	Peru Copper, Inc. (Canada)(a)	5,374,858
309,700	Phelps Dodge Corp.	38,684,627
178,000	Southern Copper Corp.(b)	12,531,200

		211,322,430

Electrical Components & Equipment 0.3%
535,400	Evergreen Solar, Inc.(a)(b)	5,300,460

Gold 12.3%
8,000,000	Archipelago Resources PLC (United Kingdom)(a)	5,282,737
5,873,800	AXMIN, Inc. (Canada)(a)	4,821,176
916,346	Barrick Gold Corp.	27,407,909
3,653,600	Crystallex International Corp.(a)	10,924,264
4,032,500	Eldorado Gold Corporation (Canada)(a)	24,065,364
4,519,100	European Goldfields Ltd. (Canada)(a)	20,516,776
2,837,400	Gabriel Resources Ltd. (Canada)(a)	11,838,673
216,800	Gold Reserve, Inc.(a)	1,004,665
987,636	Goldcorp, Inc.	26,478,521
1,740,100	Highland Gold Mining Ltd. (United Kingdom)(a)	5,707,711
1,592,900	Iamgold Corp. (Canada)	13,305,945

1,120,800	Lihir Gold Ltd. (Papua New Guinea)(ADR)(a)(b)	29,510,664
1,734,700	Nevsun Resources Ltd. (Canada)(a)	3,529,913
1,655,827	Newcrest Mining Ltd. (Australia)	29,312,827
2,250,600	Orezone Resources, Inc. (Canada)(a)	4,060,162
4,783,700	Semafo, Inc., 144A (Canada)(a)(f)(h)	9,611,572

		227,378,879

Independent Power Producers & Energy Traders 1.5%
417,000	NRG Energy, Inc.(a)(b)	27,622,080

Integrated Oil & Gas 8.7
510,800	Hess Corp.	27,097,940
650,100	Occidental Petroleum Corp.	30,021,618
262,500	Petroleo Brasileiro SA (Brazil)(ADR)	23,730,000
904,900	Sasol Ltd. (South Africa)(ADR)(b)	29,137,780
727,200	Suncor Energy, Inc.	51,725,737

		161,713,075

Oil & Gas Drilling 6.9%
583,100	ENSCO International, Inc.(b)	29,219,141
497,600	GlobalSantaFe Corp.	28,676,688
418,600	Noble Corp.	29,394,092
542,700	Transocean, Inc.(a)	41,614,236

		128,904,157

Oil & Gas Equipment & Services 14.8%
251,600	Baker Hughes, Inc.	16,381,676
429,700	Cameron International Corp.(a)(b)	24,359,693
286,000	FMC Technologies, Inc.(a)	18,813,080
706,800	Grant Prideco, Inc.(a)	30,682,188
837,700	Halliburton Co.	25,868,176
732,100	National Oilwell Varco, Inc.(a)	50,983,445
414,100	Schlumberger, Ltd.	26,005,480
217,600	SEACOR Holdings, Inc.(a)(b)	21,063,680
435,800	Smith International, Inc.	17,867,800
648,900	Superior Energy Services, Inc.(a)	19,888,785
373,200	Tenaris SA (Luxembourg)(ADR)(b)	16,947,012
72,700	Universal Compression Holdings, Inc.(a)	4,867,265

		273,728,280

Oil & Gas Exploration & Production 19.9%
518,900	Anadarko Petroleum Corp.	20,875,347
3,600,000	BPI Energy Holdings, Inc.(a)	2,520,000
329,800	Canadian Natural Resources Ltd.	16,588,940
96,200	CNX Gas Corp.(a)	2,327,078
889,300	Compton Petroleum Corp. (Canada)(a)	8,173,713
580,600	Denbury Resources, Inc.(a)	16,744,504
893,300	Endeavour International Corp.(a)	1,849,131
1,233,100	Gasco Energy, Inc.(a)(b)	2,564,848
295,300	Goodrich Petroleum Corp.(a)(b)	10,102,213
588,400	McMoRan Exploration Co.(a)(b)	7,525,636
327,900	Newfield Exploration Co.(a)	14,171,838
336,300	Nexen, Inc.(b)	19,303,620

2,317,636	OPTI Canada, Inc. (Canada)(a)	38,917,896
1,559,800	Petrohawk Energy Corp.(a)	18,670,806
475,300	Quicksilver Resources, Inc.(a)(b)	18,332,321
1,050,450	Range Resources Corp.	33,540,869
1,074,400	Southwestern Energy Co.(a)(b)	41,901,601
948,000	Talisman Energy, Inc.	16,371,960
551,694	Trident Resources Corp. (Private) (Canada) (cost $17,670,540; purchased 12/4/03 - 1/5/06)(a)(f)(g)	4,716,946
352,500	Ultra Petroleum Corp.(a)(b)	17,910,525
4,810,000	UTS Energy Corp. (Canada)(a)	16,326,693
1,344,700	Warren Resources, Inc.(a)(b)	15,074,087
250,000	Woodside Petroleum Ltd. (Australia)	7,306,139
322,100	XTO Energy, Inc.	16,639,686

		368,456,397

Oil & Gas Refining & Marketing 3.8%
779,600	Frontier Oil Corp.(b)	23,037,180
274,300	Sunoco, Inc.	17,697,836
513,100	Valero Energy Corp.	29,580,215

		70,315,231

Precious Metals & Minerals 6.9%
673,200	Apex Silver Mines, Ltd.(a)(b)	9,613,296
768,500	Cia de Minas Buenaventura SA (Peru)(ADR)(b)	21,302,820
2,766,300	Coeur d’Alene Mines Corp.(a)(b)	12,503,676
1,266,600	Gammon Lake Resources, Inc. (Canada)(a)	21,799,468
872,800	Greystar Resources Ltd. (Canada)(a)	7,163,885
950,400	Impala Platinum Holdings Ltd. (South Africa)(ADR)	26,706,240
245,600	Impala Platinum Holdings Ltd. (South Africa)	6,997,732
83,145	Pan American Silver Corp. (Canada)(a)	2,496,625
648,100	Pan American Silver Corp.(a)	19,455,962

		128,039,704

Specialized REITs 1.3%
436,400	Plum Creek Timber Co., Inc.	17,307,624
141,900	Rayonier, Inc.	6,337,254

		23,644,878

Steel 2.2%
677,400	Cia Vale do Rio Doce (Brazil)(ADR)(b)	23,112,888
308,700	Cleveland-Cliffs, Inc.	17,410,680

		40,523,568

	Total common stocks (cost $1,339,510,174)	1,793,209,913

Principal Amount (000)

LINKED NOTE 0.2%

Precious Metals & Minerals
$10,882	USD Palladium Linked Bank Note, (Private) zero coupon, 7/13/07 (cost $2,000,001; purchased 6/30/03)(a)(f)(g)	3,750,716

Units WARRANTS

Precious Metals & Minerals
11,922	Pan American Silver Corp. (Canada)(a) expiring 2/20/08 @ CAD$12 (cost $33,484)	238,012

Shares

PREFERED STOCKS & WARRANTS 0.1%

Oil & Gas Exploration & Production
80,000	Trident Series B (Private) 7.00%, expiring 3/10/13 @ $12.50 (cost $5,000,000; purchased 7/07/06)(a)(f)(g)	1,000,000

	Total long-term investments (cost $1,346,543,659)	1,798,198,641

SHORT-TERM INVESTMENTS 17.9% Affiliated Money Market Mutual Fund
330,159,549	Dryden Core Investment Fund - Taxable Money Market Series (cost $330,159,549; includes $305,122,000 of cash collateral received for securities on loan)(c)(d)	330,159,549

	Total Investments(e) 115.1% (cost $1,676,703,208)(i)	2,128,358,190
	Liabilities in excess of other assets (15.1%)	(278,674,311)

	Net Assets 100.0%	$1,849,683,879

The following abbreviations are used in portfolio descriptions:

ADR – American Depositary Receipt.

CAD – Canadian Dollars.

(a)	Non-income producing security.
(b)	All or a portion of security is on loan. The aggregate market value of such securities is $293,990,448; cash collateral of $305,122,000 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(d)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)	As of February 28, 2007, 6 securities representing $48,606,628 and 2.3% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(f)	Indicates illiquid securities. The aggregate cost of such securities was $32,210,635. The aggregate value of $19,079,234 is approximately 1.0% of net assets.
(g)	Indicates securities restricted to resale. The aggregate cost of such securities was $24,670,541. The aggregate value of $9,467,662 is approximately 0.5% of net assets.
(h)	Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
(i)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of February 28, 2007 were as follow:

Tax Basis of Investments	Gross Appreciation	Gross Depreciation	Net Unrealized Appreciation
$1,676,703,208	$505,753,321	$54,098,339	$451,654,982

The difference between the book basis and the tax basis was primarily attributable to deferred losses on wash sales.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities: assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Investments in mutual funds are valued at their net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method includes valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotation.

The Fund may hold up to 15% of its net assets in illiquid securities including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Funds invest in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Jennison Natural Resources Fund, Inc.

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date April 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date April 23, 2007

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date April 23, 2007

*	Print the name and title of each signing officer under his or her signature.